CONDENSED CONSOLIDATED BALANCE SHEETS (Q2) - USD ($)	Jun. 30, 2026	Jun. 10, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Mar. 21, 2024
Current Assets
Cash	$ 437,369			$ 865,031			$ 1,129,684
Prepaid expenses	43,875			42,539			115,006
Accrued dividends	260,910			0
Total Current Assets	742,154			907,570			1,244,690
Cash and investments held in Trust Account	85,086,232			91,872,418			88,654,397
Total Assets	85,828,386			92,779,988			89,899,087
Current Liabilities
Accrued expenses	3,628,077			2,254,244			210,811
Total Current Liabilities	3,628,077			2,254,244			210,811
Deferred underwriting fee	3,450,000			3,450,000			3,450,000
Total Liabilities	7,078,077			5,704,244			3,660,811
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption, 7,870,992 and 8,625,000 shares at redemption value of approximately $10.81 and $10.65 per share as of June 30, 2026 and December 31, 2025, respectively	85,047,142			91,872,418			88,354,397
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2026 and December 31, 2025	0			0			0
Accumulated deficit	(6,297,078)			(4,796,919)			(2,116,366)
Total Shareholders’ Deficit	(6,296,833)		$ (5,655,508)	(4,796,674)	$ (2,265,275)	$ (2,372,079)	(2,116,121)		$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	85,828,386			92,779,988			89,899,087
Class A Ordinary Shares [Member]
Current Assets
Cash and investments held in Trust Account		$ 85,170,000
Current Liabilities
Class A ordinary shares subject to possible redemption, 7,870,992 and 8,625,000 shares at redemption value of approximately $10.81 and $10.65 per share as of June 30, 2026 and December 31, 2025, respectively	85,047,142			91,872,418			88,354,397
Shareholders’ Deficit
Ordinary shares - $0.0001 par value	29			29			29
Class B Ordinary Shares [Member]
Shareholders’ Deficit
Ordinary shares - $0.0001 par value	$ 216			$ 216			$ 216	[1]

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.